Share capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share capital

6.	Share capital

a)	Authorized share capital

i.	Ordinary shares

Unlimited ordinary shares without par value.

ii.	Preferred stock

Unlimited preferred shares without par value.

b)	Issued share capital

During the year ended December 31, 2025:

i.	On April 1, 2025, the Company issued 10,000,000 ordinary shares pursuant to the exercise, by a related party, of stock options at a price of $0.012 per share (notes 7(a)(ii) and 8). The consideration for the exercise price was received as an offset of $120,000 of accounts payable related to consulting services provided during the years ended December 31, 2025 and 2024. As a result of the stock option exercises, the Company reclassified $86,869 from additional paid-in-capital to share capital on exercise of stock options.

During the year ended December 31, 2024:

ii.	On March 7, 2024, the Company issued 3,000,000 ordinary shares to one individual pursuant to the exercise of warrants at a price of $0.002 per share for an aggregate $6,000.

During the year ended December 31, 2023:

iii.	On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000. As a result of the warrant exercises, the Company reclassified $1,463,321 from additional paid-in capital to share capital.

iv.	On March 9, 2023, the Company issued 5,000,000 ordinary shares at a fair value of $0.05 per share with a value of $250,000 in exchange for the retirement of $111,000 of accounts payable. The Company recognized loss on debt settlement of $139,000.

v.	On April 19, 2023, the Company issued 2,500,000 ordinary shares at a fair value of $0.05 per share with a value of $125,000 in exchange for the retirement of $72,000 in accounts payable and the prepayment of service fees of $53,000.

vi.	On June 13, 2023, the Company issued 5,000,000 ordinary shares to a contractor pursuant to the exercise of stock options at a price of $0.015 per share, which were applied against accounts payable, for an aggregate $75,000. As a result of the stock option exercises, the Company reclassified $189,968 from additional paid-in capital to share capital on exercise of stock options.

vii.	On June 20, 2023, the Company issued 20,000,000 ordinary shares at a price of $0.037 per share for an aggregate $744,655.

viii.	On October 19, 2023, the Company granted incentive compensation to certain key personnel (the “KP”) whereby the Company issued a cashless loan (the “KP Loans”) to KP in order to exercise an aggregate 36,000,000 stock options to bring the aggregate holdings of the KP to 50,000,000 ordinary shares. Each of the KP Loans will have the following terms and conditions:

a.	KP shall make repayments of $15,000 per month commencing the earlier:
1)	GluCurve reaching monthly sales of 50,000 units, or
2)	September 30, 2024;

b.	The repayments will be in the form of an offset against monthly compensation paid to KP;
c.	In addition to the monthly installments, the KP Loans may be repaid, in full or in part, in as many additional installments that the KP wishes to make without penalty;
d.	The loan will not bear interest;
e.	The loan will be secured by the underlying shares of the Company issued to KP;
f.	Each repayment by KP will release from security the number of shares of the Company on the basis of the weighted average exercise under the arrangement; and
g.	Should the consulting agreement between the Company and KP terminate for any reason, the loan amount remaining will be due within five business days, except should KP die, then the amount will be repayable by their estate within 90 days, including through the surrender of the underlying ALRT shares.

The issuance of 36,000,000 shares with a weighted average share price of $0.029 per share, for an aggregate of $1,027,500, in connection with the KP Loans was determined to be nonrecourse note receivables; therefore, the transaction is accounted for as a substantive grant of stock options, the exercise of the stock option is not recognized until the nonrecourse note is repaid.

The Company subsequently made the following amendments to the KP Loan agreements whereby each KP shall make repayments of $15,000 per month commencing the earlier:

1)	The last day of the month where GluCurve reaches monthly sales of 30,000 units; or
2)	September 30, 2026.